Debt	12 Months Ended
Dec. 31, 2025
Debt Disclosure [Abstract]
Debt

Note 12. Debt

The following table summarizes outstanding debt balances as of December 31, 2025 and December 31, 2024 (in thousands):

	Date of	Maturity	Effective	December 31,	December 31,
Instrument	Issuance	Date	Interest Rate	2025	2024
Genius Sports Italy Srl Mortgage	December 2010	December 2025	3.5%	$—	$19
				$—	$19
Less current portion of debt				—	(19)
Non-current portion of debt				$—	$—

Genius Sports Italy Srl Mortgage

On December 1, 2010, Genius Sports entered into a loan agreement in Euros for €0.3 million, equivalent to zero as of December 31, 2025, to be paid in accordance with the quarterly floating rate amortization schedule over the course of the loan. The loan was repaid in the fourth quarter of fiscal year 2025.

Promissory Notes

As part of the equity investment in the Canadian Football League (“CFL”), the Company issued two promissory notes, denominated in Canadian Dollars, with an aggregate face value of $20.0 million Canadian Dollars. The promissory notes incurred no cash interest. The Company determined an effective interest rate of 4.7%. The first promissory note matured and was repaid on January 1, 2023, and the second promissory note matured and was repaid on January 1, 2024.

Credit Agreement

In April 2024, the Company entered into a Credit Agreement with Citibank, N.A. and Deutsche Bank Securities Inc., in connection with a $90.0 million senior secured revolving credit facility (the “Credit Agreement”), which was amended in July 2024 to include an additional $30.0 million contribution from Goldman Sachs Bank USA, and amended in March 2025 to include an additional $30.0 million contribution from Barclays Bank PLC and an additional $30.0 million contribution from Citizens Bank, N.A., increasing the total facility size to $180.0 million. Unless previously terminated in accordance with its terms, the Credit Agreement will mature on April 29, 2029.

The Credit Agreement incurs commitment fees ranging from 0.3% to 0.4% of the total facility per annum and carries an interest rate ranging from the Secured Overnight Financing Rate (“SOFR”) plus 2.75% to SOFR plus 3.25% per annum, depending on the Company’s consolidated total net leverage ratio. As of December 31, 2025 the Company was in compliance with all applicable covenants.

During the second and third quarter of fiscal year 2024, the Company utilized the Credit Agreement to issue two letters of credit to a supplier to the value of GBP £46.0 million ($61.9 million). During the first quarter of fiscal year 2025, the Company utilized the Credit Agreement to increase the letter of credit to the same supplier to the value of GBP £92.0 million ($123.8 million). The issuance of letters of credit under the terms of the Credit Agreement reduces the available borrowing capacity of the facility but is not considered as a drawdown against the facility and does not constitute outstanding borrowings of the Company.

As of December 31, 2025 and December 31, 2024, the Company had no outstanding borrowings under the Credit Agreement. As of December 31, 2025, the available facility value was $56.2 million.

Interest Expense

Interest expense was $5.4 million, $1.3 million, and $0.4 million for the years ended December 31, 2025, 2024 and 2023, respectively.